INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSE
INCOME TAX EXPENSE
17.	INCOME TAX EXPENSE

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2022	2021
Current tax expense
Current period	$132.4	$154.2
Settlement or adjustment for prior periods	(0.1)	(2.3)

Deferred tax expense
Origination and reversal of temporary differences	(77.5)	(61.1)
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	32.9	0.3
Change in unrecognized deferred tax assets	(11.6)	23.9
Total tax expense	$76.1	$115.0

The following table reconciles the expected income tax expense calculated at the combined Canadian federal and provincial statutory income tax rates to the income tax expense in the consolidated statements of operations:

	2022	2021
Earnings before income tax	$106.7	$84.3
Statutory Rate	26.5%	26.5%
Expected income tax expense	$28.3	$22.3

Increase (decrease) resulting from:
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	18.6	53.9
Accounting expenses not deductible for tax	20.5	22.1
Accounting income not subject to tax	(3.8)	(0.3)
Change in unrecognized deferred tax assets	(11.6)	23.9
Change in unrecognized deferred tax assets from impairment and asset derecognition charges	32.9	0.3
Mining and state taxes	(3.9)	0.8
Percentage of depletion	(5.3)	(2.0)
Taxes on (recovery from) repatriation of foreign earnings	(1.0)	5.6
True-up of prior provisions to tax filings	2.2	(5.2)
Settlement of prior period taxes	0.8	(1.6)
Other	(1.6)	(4.8)
Income tax expense	$76.1	$115.0

i.	Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Accrued expenses and other	$103.6	$49.0
Property, plant and equipment	0.4	1.8
Reclamation and remediation obligations	74.2	118.6
Inventory capitalization	—	20.6
Losses	74.9	90.8
	253.1	280.8
Deferred tax liabilities
Accrued expenses and other	0.5	1.3
Property, plant and equipment	507.5	662.7
Inventory capitalization	42.0	47.1
Deferred tax liabilities - net	$296.9	$430.3

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31,	December 31,
	2022	2021
Balance at the beginning of the period	$430.3	$485.1
Recognized in the statement of operations	(56.2)	(36.9)
Recognized in OCI	(2.6)	8.9
Discontinued operations	(74.6)	(26.8)
Balance at the end of the period	$296.9	$430.3

ii.	Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2022 is $6.2 billion (December 31, 2021 - $9.4 billion).

Deferred tax assets have not been recognized in respect of the following items:

	December 31,	December 31,
	2022	2021
Deductible temporary differences	$680.7	$572.0
Tax losses	$418.9	$363.9

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.	Non-capital losses (not recognized)

The following table summarizes the Company’s operating losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,165.2	2027 - 2042
United States(a)	Net operating losses	184.5	2023 - 2026 & No expiry
Chile	Net operating losses	154.8	No expiry
Brazil	Net operating losses	3.1	No expiry
Mauritania	Net operating losses	6.2	2023 - 2027
Barbados	Net operating losses	144.6	2023 - 2028
Luxembourg	Net operating losses	65.4	Various
Other	Net operating losses	69.8	Various

(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.